SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
31.	SUBSEQUENT EVENTS

On January 8, 2015, the Company announced that its wholly-owned subsidiary, MHM, has received approval from the National Equities Exchange and Quotations ("NEEQ") in China to list its shares on the New Third Board, the over-the-counter (“OTC”) stock exchange in China. On January 25, 2016, MHM completed its listing on the NEEQ. MHM provides management services to the Group's existing network of radiotherapy and diagnostic imaging centers. MHM is implementing plans to build and operate a network of cancer specialty hospitals and independent radiotherapy and diagnostic imaging centers in China.

On January 27, 2016, the transfer of 55% equity interest in BPMC from Chang'an Information to Beijing Century Friendship has been completed. The Group consolidated Beijing Century Friendship starting from January 27, 2016.

On February 22, 2016, the board of MHM approved a restructuring plan, to acquire 100% equity interest of AMT with cash consideration of RMB322,722 and 100% equity interest of Beijing Century Friendship with cash consideration of RMB70,000, respectively (the “Reorganization”). The Reorganization is expected to be completed in the second quarter of 2016.